Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 8 – Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,	As of December 31,
	2022	2021
Buildings	$33,224,223	$4,031,395
Mechanical equipment	17,468,972	19,935,874
Motor vehicles	330,727	454,624
Office equipment	7,343,494	7,369,316
Computer software	675,644	753,986
Leasehold improvement	1,518,282	1,197,048
Construction in progress	785,434	28,874,739
Total	61,346,776	62,616,982
Accumulated depreciation	(24,797,498)	(25,464,318)
Provision for impairment	-	(3,823,054)
Property, plant and equipment, net	$36,549,278	$33,329,610

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 amounted to $1,822,942, $2,858,406 and $6,347,738, respectively. For the year ended December 31, 2021, the Company recorded an impairment charge of $3,109,922 against a certain building as the carrying amount of the asset was deemed not recoverable due to the asset’s economic obsolescence identified during the period. No impairment was recorded for the years ended December 31, 2022 and 2020. The impaired building was disposed of in the year ended December 31, 2022 in connection with the Company’s disposal of Wuhai Ebang. See Note 19.